Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

As of December 31, 2025 and 2024, accounts receivable consisted of the following:

	As of December 31,
	2025	2024
Accounts receivable	$79,681	$77,853
Less: allowance for expected credit losses	-	(779)
Accounts receivables, net	$79,681	$77,074

Schedule of Allowance for Expected Credit Losses

For the years ended December 31, 2025, 2024 and 2023, the movement of allowance for expected credit losses is as the following:

	For the Years Ended December 31,
	2025	2024	2023
Opening balance	$779	$820	$1,006
Reversal of provision for expected credit losses	(791)	(20)	(167)
Foreign exchange adjustment	12	(21)	(19)
Ending balance	$-	$779	$820